COMMITMENTS (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense, Net	25.7	8.4	10.1
Operating Leases, Future Minimum Payments Due	74.6
Prei [Member]
Operating Leases, Rent Expense, Net	17.9
Operating Leases, Future Minimum Payments Due	54.0
Lease Expiration Date	Jan. 31, 2016